Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Current income tax expense (benefit)	$ 683,000	$ 0
Deferred income tax expense (benefit)	0	0
Operating loss carryforwards	14,596,000	11,022,000
Operating loss carryforwards, not subject to expiration	12,975,000
Unrecognized tax benefits	271,000	0	$ 0
Deferred Tax Assets, Net	0	0
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Unamortized capitalized research and development costs	26,620,000	12,490,000
Research Tax Credit Carryforward | Domestic Tax Jurisdiction
Tax Credit Carryforward [Line Items]
Tax credit carryforward (prior year approximately)	2,443,000	1,420,000
Start-Up Costs Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Capitalized start-up costs	$ 30,190,000	$ 21,950,000
Capitalized start-up costs, amortization period	180 days